FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by class, are as follows at March 31, 2018 and 2017:

			2018		2017
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) carried at FVTPL(1)
Cash and cash equivalents	Level 1	$611.5	$611.5	$504.7	$504.7
Restricted cash	Level 1	31.8	31.8	26.0	26.0
Embedded foreign currency derivatives	Level 2	0.9	0.9	1.8	1.8
Equity swap agreements	Level 2	1.5	1.5	3.0	3.0
Forward foreign currency contracts	Level 2	(2.1)	(2.1)	(2.4)	(2.4)
Contingent consideration arising on business combinations	Level 3	(11.0)	(11.0)	(0.1)	(0.1)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	10.6	10.6	16.4	16.4
Forward foreign currency contracts	Level 2	(8.7)	(8.7)	0.8	0.8
Interest Rate Swap Agreements	Level 2	0.1	0.1	(0.4)	(0.4)
Financial assets classified as loans and receivables
Accounts receivable(2)	Level 2	532.5	532.5	526.4	526.4
Contracts in progress: assets	Level 2	401.6	401.6	337.5	337.5
Investment in finance leases	Level 2	93.8	101.4	95.0	109.8
Advances to a portfolio investment	Level 2	38.1	38.4	39.7	40.6
Other assets(3)	Level 2	30.8	30.8	32.9	32.9
Financial assets available-for-sale(4)	Level 3	1.5	1.5	1.4	1.4
Financial liabilities carried at amortized cost
Accounts payable and accrued liabilities(5)	Level 2	(588.4)	(588.4)	(615.0)	(615.0)
Total long-term debt(6)	Level 2	(1,262.9)	(1,322.8)	(1,258.2)	(1,340.3)
Other non-current liabilities(7)	Level 2	(156.5)	(177.4)	(146.5)	(169.0)
		$(274.9)	$(347.8)	$(437.0)	$(525.9)
(1) FVTPL: Fair value through profit and loss.
(2) Includes trade receivables, accrued receivables and certain other receivables.
(3) Includes non-current receivables and certain other non-current assets.
(4) Represent the Company's portfolio investment.
(5) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(6) The carrying value excludes transaction costs.
(7) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by class, are as follows at March 31, 2018 and 2017:

			2018		2017
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) carried at FVTPL(1)
Cash and cash equivalents	Level 1	$611.5	$611.5	$504.7	$504.7
Restricted cash	Level 1	31.8	31.8	26.0	26.0
Embedded foreign currency derivatives	Level 2	0.9	0.9	1.8	1.8
Equity swap agreements	Level 2	1.5	1.5	3.0	3.0
Forward foreign currency contracts	Level 2	(2.1)	(2.1)	(2.4)	(2.4)
Contingent consideration arising on business combinations	Level 3	(11.0)	(11.0)	(0.1)	(0.1)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	10.6	10.6	16.4	16.4
Forward foreign currency contracts	Level 2	(8.7)	(8.7)	0.8	0.8
Interest Rate Swap Agreements	Level 2	0.1	0.1	(0.4)	(0.4)
Financial assets classified as loans and receivables
Accounts receivable(2)	Level 2	532.5	532.5	526.4	526.4
Contracts in progress: assets	Level 2	401.6	401.6	337.5	337.5
Investment in finance leases	Level 2	93.8	101.4	95.0	109.8
Advances to a portfolio investment	Level 2	38.1	38.4	39.7	40.6
Other assets(3)	Level 2	30.8	30.8	32.9	32.9
Financial assets available-for-sale(4)	Level 3	1.5	1.5	1.4	1.4
Financial liabilities carried at amortized cost
Accounts payable and accrued liabilities(5)	Level 2	(588.4)	(588.4)	(615.0)	(615.0)
Total long-term debt(6)	Level 2	(1,262.9)	(1,322.8)	(1,258.2)	(1,340.3)
Other non-current liabilities(7)	Level 2	(156.5)	(177.4)	(146.5)	(169.0)
		$(274.9)	$(347.8)	$(437.0)	$(525.9)
(1) FVTPL: Fair value through profit and loss.
(2) Includes trade receivables, accrued receivables and certain other receivables.
(3) Includes non-current receivables and certain other non-current assets.
(4) Represent the Company's portfolio investment.
(5) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(6) The carrying value excludes transaction costs.
(7) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of changes in level 3 financial instruments
Change in level 3 financial instruments are as follows:

2018
Balance, beginning of year	$1.3
Total realized and unrealized (losses) gain:
Included in income	(0.3)
Included in other comprehensive income	0.1
Issued and settled	(10.6)
Balance, end of year	$(9.5)